Defined benefit plans - Summary of composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [abstract]
Debt securities	₩ 42,296	₩ 38,634
Due from banks	1,729,816	2,046,507
Other	876,333	376,730
Plan assets	₩ 2,648,445	₩ 2,461,871